Loss per share	12 Months Ended
Dec. 31, 2019
Loss per share
Loss per share

23. Loss per share

Basic and diluted loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of shares in issue during the year excluding shares purchased by the Group and held as treasury shares.

	2019	2018	2017
Loss attributable to equity holders of the Company	(14,780,604)	(1,644,798)	(3,280,406)
Weighted average number of shares in issue	26,428,269	23,293,237	12,941,439
Basic and diluted loss per share	(0.56)	(0.07)	(0.25)

The Company has three categories of dilutive potential shares as at December 31, 2019, 2018 and 2017: equity sharing certificates (ESCs), share options and warrants. As of December 31, 2019,  2018 and 2017, equity sharing certificates, share options and warrants have been ignored in the calculation of the loss per share, as they would be antidilutive.

The total number of dilutive instruments as of December 31, 2019 is 11,906,248  (respectively 2018: 11,561,178 and 2017: 3,237,029)    which consists of 198,750 ESCs (respectively 2018: 265,600 and 2017: 275,933), 5,540,600 ESOP (respectively 2018: 5,128,680 and 2017: 2,661,096) and 6,166,898 warrants (respectively 2018: 6,166,898 and 2017: 300,000). These options could potentially dilute basic earnings per share in the future.